Offerings - Offering: 1	Apr. 10, 2026 USD ($)
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount of Registration Fee	$ 0.00
Offering Note	At the time of filing (April 2, 2012) of the Registration Statement on Form S-1 (and all prior amendments thereto) to which this Post-Effective Amendment No. 5 (this "Amendment") relates (the "Original S-1"), the filing fee tables were not required. No new securities have been registered under any prior amendment to the Original S-1 and no new securities are being registered pursuant to this Amendment. All registration fees were previously paid. The registration statement relates to shares of common stock that may be offered and sold under the First United Corporation Dividend Reinvestment and Stock Purchase Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act, the registration statement also covers an indeterminable number of additional shares that may become issuable by operation of the anti-dilution provisions of the Plan. The amount shown in this column was estimated solely for purposes of determining the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), based on the average of the high and low sale prices of the common stock on the NASDAQ Global Select Market on March 28, 2012.